Expenses by Nature	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Expenses by Nature	Expenses by Nature
Fuel, Purchased Power and Operations, Maintenance and Administration (OM&A)
Fuel and purchased power and OM&A expenses classified by nature are as follows:

Year ended Dec. 31	2025		2024
	Fuel and purchased power	OM&A	Fuel and purchased power	OM&A
Gas fuel costs	464	—	369	—
Coal fuel costs	134	—	123	—
Royalty, land lease, other direct costs	28	—	28	—
Purchased power	309	—	419	—
Salaries and benefits	—	317	—	296
Other operating expenses(1)	—	394	—	359
Total	935	711	939	655
(1)Other operating expenses include contracted manpower, materials, insurance, office costs and other administrative and overhead costs.